UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-21552

                         J.P. Morgan Access Multi-Strategy Fund, L.L.C.

(Exact name of registrant as specified in charter)

270 Park Avenue

                                     New York, NY 10017

(Address of principal executive offices) (Zip code)

Noah Greenhill, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

                    New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Financial Statements

For the six months ended September 30, 2018

(Unaudited)

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, although required to be filed with the SEC, may not be copied, faxed or otherwise distributed to the general public.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Financial Statements

For the six months ended September 30, 2018

(Unaudited)

Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s interests, when redeemed, may be worth more or less than original cost.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

September 30, 2018

(Unaudited)

			% of
			Members’
Investment Funds (f)	Cost ($)	Value ($)	Capital	Liquidity (e)
Event Driven
HG Vora Special Opportunities Fund, L.P (b)	15,401,229	16,180,978	4.42	Quarterly
Magnetar PRA Fund, Ltd (b)	11,500,000	11,970,080	3.27	Monthly
Senator Global Opportunity, Fund LP (b)	13,250,000	13,238,495	3.62	Quarterly
Strategic Value Restructuring Fund, LP	10,477	6,831	0.00(a)	In Liquidation**
Third Point Partners Qualified L.P. (b)	13,015,876	16,025,630	4.38	Quarterly
Varde Credit Partners Offshore, Ltd (b)	17,446,977	17,880,338	4.89	Quarterly
York European Opportunities Fund L.P. (b)	17,139,022	17,007,969	4.65	Quarterly

Total	87,763,581	92,310,321	25.23

Long/Short Equities
BlackRock Emerging Frontiers Fund, Ltd (b)	7,600,000	7,533,974	2.06	Monthly
Coatue Qualified Partners, L.P. (b)	14,292,496	18,812,108	5.14	Quarterly
Glenview Institutional Partners, L.P. (b)	11,201,716	11,856,901	3.24	Quarterly/Side Pocket*
Highline Capital Partners QP, LP (b)	10,561,017	11,279,670	3.08	Quarterly
Lakewood Capital Partners, L.P. (b)	18,627,648	19,384,230	5.30	Quarterly

Total	62,282,877	68,866,883	18.82

Opportunistic/Macro
Brevan Howard L.P. (b)	180,674	435,621	0.12	Monthly
D.E. Shaw Oculus Fund, L.L.C. (b)	11,134,720	13,078,120	3.58	Quarterly
Fort Global Contrarian, L.P.	7,334,039	7,652,801	2.09	Daily
NWI Emerging Market Fixed Income Fund LP (b)	14,506,231	14,208,904	3.88	Quarterly
Winton Diversified Futures Fund (US) L.P.	9,663,000	10,077,245	2.76	Monthly

Total	42,818,664	45,452,691	12.43

Relative Value
Blue Mountain Credit Alternatives Fund L.P. (b)	7,472,115	8,479,725	2.32	Quarterly
D.E. Shaw Composite Fund, L.L.C.	24,245,698	29,559,480	8.08	Quarterly
Field Street Partners, L.P. (b)	15,500,000	14,540,797	3.97	Monthly
Good Hill Partners Fund LP	7,600,000	7,637,519	2.09	Quarterly
King Street Capital, LP (b)	517,491	565,965	0.16	Quarterly/Side Pocket*
Magnetar Capital Fund, LP	9,576	9,981	0.00(a)	In Liquidation**
Magnetar Risk Linked Fund (US), Ltd.	116,513	122,560	0.03	Side Pocket*
Magnetar SPV LLC	325	439	0.00(a)	In Liquidation**
Renaissance Institutional Diversified Global Equities
Onshore Fund L.P. (b)	8,250,000	8,638,805	2.36	Monthly
Tricadia Credit Strategies L.P. (b)	13,520,597	13,769,006	3.76	Quarterly
Two Sigma Spectrum U.S. Fund, LP (b)	24,098,596	28,226,078	7.72	Quarterly
Waterfall Victoria Fund, L.P.	147	6,342	0.00(a)	Side Pocket*

Total	101,331,058	111,556,697	30.49

Total Investments in Investment Funds	294,196,180	318,186,592	86.97

Registered Investment Companies
Equity Funds
AQR Long-Short Equity Fund	2,000,000	1,738,776	0.48	Daily
Blackrock Event Driven Equity Fund	5,750,000	5,791,542	1.58	Daily
Chilton Strategic European Equities Fund (f)	7,918,669	7,757,841	2.12	Daily
Diamond Hill Long-Short Fund	8,154,428	8,303,893	2.27	Daily
PIMCO Mortgage Opportunities and Bond Fund (g)	5,819,203	5,788,086	1.58	Daily

Total Investments in Registered Investment Companies	29,642,300	29,380,138	8.03

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

September 30, 2018

(Unaudited)

			% of
			Members’
	Cost ($)	Value ($)	Capital	Liquidity
Short-Term Investment
Investment Company
JPMorgan U.S. Government Money Market Fund,
Institutional Class Shares, 0.01% (c),(e)	8,005,772	8,005,772	2.19	Daily

Total Short-Term Investment	8,005,772	8,005,772	2.19

Total Investments	331,844,252	355,572,502	97.19

Other Assets, less Liabilities		10,283,951	2.81

Members’ Capital		365,856,453	100.00

(a)	Amount rounds to less than 0.005%.
(b)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit. The aggregate value of collateral pledged for the line of credit is $245,216,405.
(c)

Investment in affiliate. The Fund holds 8,005,772 shares in the JPMorgan U.S. Government Money Market Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Certain funds (except registered investment companies and short-term investment) may be subject to an initial lock-up period, as described in Note 1 of the financial statements.
(e)	The rate shown is the current yield as of September 30, 2018.
(f)	Non-Income producing investments.
(g)	Effective July 30, 2018, PIMCO Mortgage Opportunities Fund changed its name to PIMCO Mortgage Opportunities and Bond Fund.
*	A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.
**

The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi-Strategy Fund, L.L.C.’s delayed receipt of redemption proceeds.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

September 30, 2018

(Unaudited)

Investment Strategy as a Percentage of Total Investments

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20% to 30% of net profits earned.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

September 30, 2018

(Unaudited)

Assets

Investments in non-affiliates, at value (cost $323,838,480)	$347,566,730
Investments in affiliate, at value (cost $8,005,772)	8,005,772
Receivable for Investment Funds sold	33,709,109
Investments paid in advance (see Note 2c)	17,050,000
Prepaid expenses	29,677
Dividend receivable from non-affiliates	13,928
Dividend receivable from affiliates	11,644

Total assets	406,386,860

Liabilities
Tender offer proceeds payable	20,368,759
Loan payable (see Note 4)	15,000,000
Contributions received in advance (see Note 6)	3,654,000
Professional fees payable	649,210
Management Fee payable	635,188
Administration Fee payable	95,779
Credit facility fees payable	10,278
Interest payable	3,270
Other accrued expenses	113,923

Total liabilities	40,530,407

Members’ Capital	$365,856,453

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Statement of Operations

For the six months ended September 30, 2018

(Unaudited)

Investment income
Dividend income from affiliates	$228,413
Dividend income from non-affiliates	163,413
Interest income from non-affiliates	19,859

Total investment income	411,685

Expenses
Management Fee (see Note 3)	1,975,215
Professional fees	325,452
Administration Fee (see Note 3)	296,282
Credit facility fees (see Note 4)	217,917
Fund accounting and custodian fees	181,404
Investor servicing fees	75,838
Insurance	42,164
Directors’ and Chief Compliance Officer’s fees	18,000
Interest (see Note 4)	10,778
Other	97,709

Total expenses	3,240,759

Less: Waivers and/or expense reimbursements (see Note 3)	(28,607)

Net expenses	3,212,152

Net investment income/(loss)	(2,800,467)

Realized and unrealized gain/(loss)
Net realized gain/(loss) from investments in non-affiliates	11,457,996
Net change in unrealized appreciation/(depreciation) on investments in non-affiliates	(6,438,276)

Net realized and unrealized gain/(loss)	5,019,720

Net increase/(decrease) in Members’ Capital resulting from operations	$2,219,253

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Statements of Changes in Members’ Capital

For the six months ended September 30, 2018 (Unaudited)

	Managing	Special	Other
	Member*	Member	Members	Total
From investment activities
Net investment income/(loss)	$–	$–	$(2,800,467)	$(2,800,467)
Net realized gain/(loss) from investments in non-affiliates	–	–	11,457,996	11,457,996
Net change in unrealized appreciation/(depreciation) on investments in non-affiliates	–	–	(6,438,276)	(6,438,276)

Net increase/(decrease) in Members’ Capital resulting from operations	–	–	2,219,253	2,219,253
From Members’ Capital transactions
Capital contributions	–	–	10,658,000	10,658,000
Repurchase fee	–	–	1,373	1,373
Capital repurchases	–	–	(50,741,506)	(50,741,506)

Net increase/(decrease) in Members’ Capital resulting from capital transactions	–	–	(40,082,133)	(40,082,133)

Net change in Members’ Capital	–	–	(37,862,880)	(37,862,880)

Members’ Capital at beginning of period	–	–	403,719,333	403,719,333

Members’ Capital at end of period	$–	$–	$365,856,453	$365,856,453

For the year ended March 31, 2018
	Managing	Special	Other
	Member*	Member	Members	Total
From investment activities
Net investment income/(loss)	$–	$(27,608)	$(8,898,130)	$(8,925,738)
Net realized gain/(loss) from investments in non-affiliates	–	82,944	35,858,075	35,941,019
Net realized gain/(loss) from investments in affiliates	–	(2)	(298)	(300)
Net change in unrealized appreciation/(depreciation) on
Investment Funds	–	35,119	2,749,677	2,784,796
Net change in unrealized appreciation/(depreciation) on affiliated Investment Companies	–	(2)	(448)	(450)

Net increase/(decrease) in Members’ Capital resulting from operations	–	90,451	29,708,876	29,799,327
From Members’ Capital transactions
Capital contributions	–	–	15,085,493	15,085,493
Repurchase fee	–	67	19,834	19,901
Capital repurchases	–	(1,993,037)	(415,212,367)	(417,205,404)

Net increase/(decrease) in Members’ Capital resulting from capital transactions	–	(1,992,970)	(400,107,040)	(402,100,010)

Net change in Members’ Capital	–	(1,902,519)	(370,398,164)	(372,300,683)

Members’ Capital at beginning of year	–	1,902,519	774,117,497	776,020,016

Members’ Capital at end of year	$–	$–	$403,719,333	$403,719,333

*	MSFMM, Inc. is the Fund’s Managing Member and has a capital contribution of less than $1 in the Fund.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Statement of Cash Flows

For the six months ended September 30, 2018

(Unaudited)

Cash flows from operating activities

Net increase/(decrease) in Members’ Capital resulting from operations	$2,219,253
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Purchases of non-affiliated Investment Funds and registered investment companies	(92,041,818)
Sales of non-affiliated Investment Funds and registered investment companies	115,784,024
Sales of short-term investments in affiliates, net	29,158,384
Net realized (gain)/loss from investments in non-affiliates	(11,457,996)
Net change in unrealized (appreciation)/depreciation on investments in non-affiliates	6,438,276
Decrease in dividend receivable from affiliates	39,091
Decrease in prepaid expenses	42,235
Decrease in receivable for Investment Funds sold	75,243,207
Increase in dividend receivable from non-affiliate	(13,928)
Increase in investments paid in advance	(7,350,000)
Decrease in credit facility fees payable	(14,722)
Increase in Administration Fee payable	32,666
Increase in interest payable	3,270
Increase in Management Fee payable	221,906
Increase in professional fees payable	272,622
Increase in other accrued expenses	30,207

Net cash provided by operating activities	118,606,677

Cash flows from financing activities
Capital contributions, including change in contributions received in advance	13,298,000
Capital redemptions, including change in tender offer proceeds payable and repurchase fees	(146,904,677)
Proceeds from loan payable	22,000,000
Repayment of loan payable	(7,000,000)

Net cash used in financing activities	(118,606,677)

Net change in cash and cash equivalents	–

Cash at beginning of period	–

Cash at end of period	$–

Supplemental disclosure of cash flow information

Cash paid during the period for interest	$7,508

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Financial Highlights

Ratios and other Financial Highlights

The following represents the ratios to the other Members’ Capital and other financial highlights information for Members’ Capital other than the Managing Member and Special Member.

	For the six months ended September 30, 2018 (Unaudited)

		Years Ended March 31,
		2018	2017	2016	2015	2014

Total return	0.57% (a)	4.75%	6.49%	(14.42%)	3.56%	7.88%
Performance allocation	–	–	0.00% (b)	0.27%	(0.34%)	(0.81%)

Total return after performance allocation	0.57% (a)	4.75%	6.49%	(14.15%)	3.22%	7.07%

Ratios to the other Members’ Capital:
Expenses, before waivers	1.67% (c)	1.64%	1.51%	1.59%	1.60%	1.60%
Expenses, net of waivers	1.66% (c)	1.63%	1.49%	1.58%	1.59%	1.59%
Performance allocation	–	–	0.00% (b)	(0.32%)	0.35%	0.79%

Expenses, net of performance allocation and net of waivers	1.66% (c)	1.63%	1.49%	1.26%	1.94%	2.38%

Net investment income (loss), before waivers	(1.46%) (c)	(1.48%)	(1.46%)	(1.58%)	(1.60%)	(1.60%)
Net investment income (loss), net of waivers	(1.45%) (c)	(1.47%)	(1.44%)	(1.57%)	(1.59%)	(1.59%)

Portfolio turnover rate	23.95% (a)	27.45%	26.94%	25.59%	32.38%	22.18%

Members’ Capital applicable to other Members	$365,856,453	$403,719,333	$774,117,497	$2,117,128,248	$2,945,945,233	$2,340,065,963

The above ratios and total returns are calculated for other Members taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital contributions and performance allocation, if any.

The above expense ratios do not include the expenses from the investment funds and affiliated money market fund. However, total returns take into account all expenses.

(a)	Not annualized.

(b)	Amount rounds to less than 0.005%.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited)

1. Organization

J.P. Morgan Access Multi-Strategy Fund, L.L.C. (the “Fund”) was organized as a limited liability company on April

6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund’s investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds (collectively, “Investment Funds” and each individually, “Investment Fund”) that are managed by experienced third-party investment advisers (“Portfolio Managers”) who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies. There can be no assurance that the Fund will achieve its investment objective.

The following is a description of strategies used by third-party investment advisors:

Event Driven – Invests in securities of companies in financial difficulty, reorganization or bankruptcy, involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy, nonperforming and sub-performing bank loans, and emerging market debt. Investment Funds within this strategy are generally subject to 30-90 day redemption notice periods and may have lock-up periods of up to two years.

Long/Short Equities – Invests in long and short equity securities that are deemed to be under or overvalued. Investment Funds within this strategy are generally subject to 30-90 day redemption notice periods and may have lock-up periods of up to 18 months.

Opportunistic/Macro – Invests in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. This strategy uses a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Investment Funds within this strategy are generally subject to 2-90 day redemption notice periods.

Relative Value – Makes simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. Investment Funds within this strategy are generally subject to 30-90 day redemption notice periods and may have lock-up periods of up to one year.

J.P. Morgan Investment Management Inc. (“JPMIM”), a corporation formed under the laws of the State of Delaware and an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), acts as Investment Manager (the “Investment Manager”) and Administrator (the “Administrator”) and is responsible for the day-to-day management of the Fund, subject to policies adopted by the Board of Directors (the “Board”). The Investment Manager has in turn delegated substantially all investment authority and the allocation of the Fund’s assets among the Investment Funds and other instruments to J.P. Morgan Private Investments Inc. (the “Sub-Advisor” or “JPMPI”), a corporation formed under the laws of the State of Delaware and a wholly-owned subsidiary of JPMorgan Chase. The

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

1. Organization (continued)

Sub-Advisor will allocate Fund assets among the Investment Funds and other investments that, in its view, represent attractive investment opportunities. MSFMM, Inc., an entity established by Intertrust Group B.V., serves as the managing member of the Fund (the “Managing Member”).

Both the Investment Manager and the Sub-Advisor are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

2. Significant Accounting Policies

a. Use of Estimates

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital (“Members’ Capital”) from operations during the reporting period. Actual results could differ from those estimates.

b. Valuation of Investments

The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below. The Fund values its investments in Investment Funds at fair value. Fair value as of each month-end ordinarily is the net asset value (“NAV”) determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund as described in detail below. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

On a monthly basis, the NAV is used to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

valuation, based on information reasonably available at the time the valuation is made and that the Administrator believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Administrator would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid investments, the Fund might not be able to fully liquidate its investment without considerable delay. In such cases, the value of its investment could fluctuate during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds.

Investments in affiliated and non-affiliated investment companies are valued at such fund’s NAV per share as of the valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments or other significant observable inputs.

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Fund’s investments in affiliated and non-affiliated investment companies, as disclosed on the Schedule of Investments, are designated as Level 1.

As of September 30, 2018, Investment Funds with a fair value of $318,186,592 have not been categorized in the fair value hierarchy as the Investment Funds were measured using the NAV per share as a practical expedient.

c. Investments Paid in Advance

Investments paid in advance represent cash which has been sent to Investment Funds prior to September 30, 2018, but the investment is not effective until October 1, 2018. At September 30, 2018, the Fund made the following commitments to purchase Investment Funds:

Investment Fund	Amount
Fort Global Contrarian, L.P.	$5,250,000
Good Hill Partners Fund LP	5,300,000
Magnetar PRA Fund, Ltd	3,100,000
Renaissance Institutional Diversified Global	2,600,000
Equities Onshore Fund L.P.
Winton Diversified Futures Fund (US) L.P.	800,000

Total	$17,050,000

d. Distributions from Investments

Distributions received from Investment Funds, affiliated and non-affiliated investment companies whether in the form of cash or securities, are applied as a reduction of the investment’s cost when identified as a return of capital. Once the investment’s cost is received, any further distributions are recognized as realized gains.

e. Income Recognition and Security Transactions

Distributions of net investment income and realized capital gains from affiliated and non-affiliated investment companies, if any, are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund. All changes in the value of the Investment Funds are included in Net change in unrealized appreciation/(depreciation) on the Statement of Operations.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

f. Fund Expenses

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; expenses of meetings of the Board; all costs with respect to communications to members (the “Members”); and other types of expenses as may be approved from time to time by the Board.

The Fund invests in Investment Funds, affiliated and non-affiliated investment companies and, as a result, bears a portion of the expenses incurred by these investments. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to the other Members’ Capital shown in the Financial Highlights. Certain expenses incurred indirectly through investment in an affiliated money market fund are waived by the Fund as described in Note 3.

g. Income Taxes

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually responsible to report on its own tax return its distributive share of the Fund’s taxable income or loss.

The Investment Manager evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s financial statements to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions with respect to tax at the Fund level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expense will significantly change in the next twelve months. The Investment Manager’s conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

The Investment Manager has reviewed the Fund’s tax positions for all open tax years and has determined that as of September 30, 2018, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, Investment Management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

3. Management Fee, Related Party Transactions and Other

The Fund has entered into an investment management agreement with the Investment Manager. In consideration of the advisory services provided by the Investment Manager to the Fund, the Fund pays the Investment Manager a management fee at an annual rate of 1.00% (the “Management Fee”), payable monthly at the rate of 1/12 of

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

1.00% of the month-end capital account balance of each Member, before giving effect to repurchases, Repurchase Fees (if any, as defined in Note 6). The Management Fee is an expense paid out of the Fund’s assets. The Management Fee is paid monthly in arrears within 30 days of the calculation of the Fund’s month-end Members’ Capital of each month. For the six months ended September 30, 2018, the Management Fee earned by JPMIM totaled $1,975,215.

The Investment Manager, on behalf of the Fund, has entered into an investment sub-advisory agreement with JPMPI. For its services as sub-advisor, the Investment Manager pays JPMPI a monthly sub-advisory fee of 1/12 of 0.85% of the month-end capital balance of each Member of the Fund.

The Sub-Advisor was the special member of the Fund (the “Special Member”). Prior to January 1, 2017, the Special Member was entitled to all incentive-based performance allocations, if any, from Members’ accounts (see Note 6).

Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee (the “Administration Fee”) paid monthly at the annual rate of 0.15% of the Fund’s month end Members’ Capital before giving effect to repurchases, Repurchase Fees, (if any, as defined in Note 6) but after giving effect to the Fund’s other expenses. For the six months ended September 30, 2018, the Administration Fee earned by JPMIM totaled $296,282.

The Investment Manager, the Sub-Advisor and the Administrator, have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, other than certain money market fund fees as described below, interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses) exceed 1.92% on an annualized basis of the Fund’s Members’ Capital as of the end of each month. This expense limitation agreement is in effect until July 31, 2019. There were no fees waived pursuant to this agreement during the six months ended September 30, 2018.

The Fund may invest in one or more money market funds advised by the Investment Manager or its affiliates (affiliated money market funds). The Investment Manager and/or Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from an affiliated money market fund on the Fund’s investment in such affiliated money market funds. Prior to August 26, 2016, a portion of the waiver was voluntary. The amount of waivers resulting from investments in the affiliated money market funds for the six months ended September 30, 2018 was $28,607.

Entities may be retained by the Fund to assist in the placement of interests. These entities (“Placement Agents” or “Intermediaries”), which may include the Investment Manager and its affiliates, will generally be entitled to receive a placement fee of up to 2.0% of the invested amount from each investor purchasing an interest through a Placement Agent. The placement fee will be added to a prospective investor’s subscription amount; it will not constitute a capital contribution made by the investor to the Fund nor will it be included as part of the assets of the Fund. The placement fee may be adjusted or waived in the sole discretion of the Placement Agent.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

Certain officers of the Fund are affiliated with the Investment Manager and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Directors’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Fund has adopted a Director Deferred Compensation Plan (the “Plan”) which allows the Independent Directors to defer the receipt of all or a portion of compensation related to performance of their duties as a Director. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

4. Line of Credit

The Fund has a line of credit with Credit Suisse International in the amount of $70 million and from time to time may borrow cash under a credit agreement. Prior to May 30, 2018, the line of credit was $120 million. Interest charged on borrowings, which is calculated on any outstanding loan balance, and based on a LIBOR-based rate, is payable on a monthly basis. The Fund also pays a monthly fee on the unused amount of the line of credit. The Fund had an outstanding loan balance of $15 million on this line of credit as of September 30, 2018. This agreement terminates on May 29, 2019.

During the six months ended September 30, 2018, the Fund had borrowings under the credit agreement as follows:

Average Daily Loan Balance*	Weighted Average Interest Rate	Interest Expense	Number of Days Borrowings Were Outstanding	Credit Facility Fee**
$8,333,333	3.88%	$10,778 §	12	$217,917 §

*	For the days borrowings were outstanding.
**	For the fiscal six months ended September 30, 2018.
§	Interest expense and credit facility fees incurred for the six months ended September 30, 2018 are included in the Statement of Operations.

The Fund is required to pledge securities as collateral to Credit Suisse International in an amount equal to a certain percentage of the available line of credit. Securities segregated as collateral are denoted on the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

5. Security Transactions

During the six months ended September 30, 2018, purchases and sales of investments (excluding short-term investments) amounted to $92,041,818 and $115,784,024, respectively.

At September 30, 2018, the estimated cost of investments for Federal income tax purposes was $313,869,210. Accordingly, gross unrealized appreciation on investments was $43,625,221 and gross unrealized depreciation was $1,921,929, resulting in net unrealized appreciation of $41,703,292. The estimated cost of investments for Federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on their respective Schedule K-1. The Fund has not yet received all such Schedule K-1’s for the tax year ended December 31, 2017; therefore, the tax basis cost of investments as of September 30, 2018 is estimated based on information available, and will not be finalized by the Fund until after the fiscal year end.

6. Contributions, Redemptions, and Performance Allocation

Generally, initial and additional contributions for Interests (“Interests”) by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any contributions for Interests in the Fund. The initial acceptance for contributions for Interests was April 1, 2004 (the “Initial Closing Date”). After the Initial Closing Date, the Fund generally accepts contributions for Interests as of the first day of each month. At September 30, 2018, the Fund received $3,654,000 in contribution proceeds in advance of the October 1, 2018 contribution date, which included Repurchase Fees, as defined below, related to repurchase of Members’ Interests at September 30, 2018. This amount is included in the Statement of Assets, Liabilities and Members’ Capital.

The Fund from time to time may offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager expects to typically recommend to the Board that the Fund offer to repurchase Interests from Members of up to 35% of the Fund’s Member’s Capital quarterly, effective as of the last day of March, June, September, and December, although such recommendation may be less than or greater than 35%. A 1.5% repurchase fee (the “Repurchase Fee”) payable to the Fund will be charged for repurchases of Members’ Interests at any time prior to the day immediately preceding the one-year anniversary of a Member’s purchase of its Interests. For the six months ended September 30, 2018, the Fund earned Repurchase Fees of $1,373, which is included on the Statements of Changes in Members’ Capital. As of September 30, 2018, the Special Member tendered its entire position in the Fund.

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial “Allocation Period” began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member’s capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

6. Contributions, Redemptions, and Performance Allocation (continued)

Prior to January 1, 2017, the Fund was subject to a Performance Allocation. Effective January 1, 2017, the Fund is no longer subject to the Performance Allocation. In connection with this change, the Fund is no longer required to have a Special Member to receive the Performance Allocation.

7. Risk Exposure

In the normal course of business, the Investment Funds trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund’s risk of loss in these Investment Funds is limited to the value of the Fund’s investments in the Investment Funds.

In pursuing its investment objectives, the Fund invests in Investment Funds that are not registered under the 1940 Act. These Investment Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Investment Funds selected by the Fund will invest in and actively traded securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Investment Funds. The Investment Funds provide for periodic redemptions generally ranging from monthly to semi-annually, and may be subject to various lock-up provisions and early withdrawal fees.

Because of the Fund’s investment in the Investment Funds, the Fund indirectly pays a portion of the expenses incurred by the Investment Funds. As a result, a cost of investing in the Fund may be higher than the cost of investing in a fund that invests directly in individual securities and financial instruments.

The investments of the Investment Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

Although the Investment Manager will seek to select Investment Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Investment Funds will always be sufficient to meet redemption requests as, and when, made.

The Investment Manager may invest the Fund’s assets in Investment Funds that invest in illiquid securities and do not permit frequent withdrawals. Illiquid securities owned by Investment Funds are generally riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause Members to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

7. Risk Exposure (continued)

The Investment Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

Because of the Fund’s investments in registered investment companies, the Funds indirectly pay a portion of the expenses incurred by these Funds. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the registered investment companies’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the registered investment companies may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities. Specific risks and concentrations present in the registered investment companies are disclosed within their individual financial statements and registration statements, as appropriate

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund being more sensitive to economic results of those issuing the securities.

8. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9. Concentrations

As of September 30, 2018, an affiliate of the Investment Manager managed their client’s holdings in the Fund, which collectively represented all of the Members’ Capital. Significant Member transactions, if any, may impact the Fund’s performance.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Financial Statements September 30, 2018 (Unaudited) (continued)

10. Investment Company Reporting Modernization

In August 2018, the SEC adopted their Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. We have evaluated the implications of these changes and there was no impact to the Fund.

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting - Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management is currently evaluating the implications of these changes.

J.P. Morgan Access Multi-Strategy Fund LLC

Board Approval of Investment Advisory Agreement (Unaudited)

The Board of Directors has established various standing committees composed of Directors with diverse backgrounds, to which the Board of Directors has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Directors and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Directors held meetings in person in June and August 2018, at which the Directors considered the continuation of the investment management and sub-advisory agreements for the Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and, collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Directors continued their review and consideration. The Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2018.

As part of their review of the Advisory Agreements, the Directors considered and reviewed performance and other information about the Fund received from the Investment Manager and Sub-Advisor. This information includes the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Investment Manager of the Fund’s performance. In addition, the Directors have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Directors’ regular meetings. In addition, in preparation for the June and August meetings, the Directors requested, received and evaluated extensive materials from the Investment Manager and/or Sub-Advisor, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Directors’ independent consultant also provided additional analyses of the performance of the Fund as compared to the Fund’s objectives and peers. Before voting on the Advisory Agreements, the Directors reviewed the Advisory Agreements with representatives of the Investment Manager and/or Sub-Advisor, counsel to the Fund and independent legal counsel and received a memorandum from independent legal counsel to the Directors discussing the legal standards for their consideration of the Advisory Agreements. The Directors also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Investment Manager or Sub-Advisor were present.

A summary of the material factors evaluated by the Directors in determining whether to approve the Advisory Agreements is provided below. Each Director attributed different weights to the various factors and no factor alone was considered determinative. The Directors considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Directors consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Directors found that the compensation to be received by the Investment Manager from the Fund and by the Sub-Advisor from the Investment Manager under the Advisory Agreements was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreements was in the best interests of the Fund and its shareholders.

J.P. Morgan Access Multi-Strategy Fund LLC

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

Nature, Extent and Quality of Services Provided by the Investment Manager and Sub-Advisor

The Directors received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreements. The Directors took into account information furnished throughout the year at Directors’ meetings, as well as the materials furnished specifically in connection with this annual review process. The Directors considered the background and experience of the Investment Manager’s and Sub-Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Investment Manager and Sub-Advisor. In addition, the Directors reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team, including personnel changes. The Directors also considered information provided by the Investment Manager and Sub-Advisor about the structure and distribution strategy of the Fund. The Directors reviewed information relating to the Investment Manager’s and Sub-Advisor’s risk governance model and reports showing the Investment Manager’s and Sub-Advisor’s compliance structure and ongoing compliance processes. The Directors also considered the quality of the administrative services provided by the Investment Manager in its role as administrator.

The Directors also considered their knowledge of the nature and quality of the services provided by the Investment Manager and Sub-Advisor and their affiliates to the Fund gained from their experience as Directors of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Investment Manager, Sub-Advisor and their affiliates, the commitment of the Investment Manager and Sub-Advisor to provide high quality service to the Fund, their overall confidence in the Investment Manager’s and Sub-Advisor’s integrity and the Investment Manager’s and Sub-Advisor’s responsiveness to questions or concerns raised by them, including the Investment Manager’s and Sub-Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund. In addition, the Directors considered the different roles and responsibilities performed by the Investment Manager and Sub-Advisor under the Advisory Agreements, including the Investment Manager’s monitoring and evaluating of the Sub-Advisor to help assure that the Sub-Advisor is managing the Fund consistently with its investment objectives and restrictions.

Based upon these considerations and other factors, the Directors concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Investment Manager and Sub-Advisor.

Costs of Services Provided and Profitability to the Investment Manager and its Affiliates

The Directors received and considered information regarding the profitability to the Investment Manager and its affiliates in providing services to the Fund. The Directors reviewed and discussed this information. The Directors recognized that this information is not audited and represents the Investment Manager’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Investment Manager. The Directors also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Directors concluded that the profitability to the Investment Manager under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

J.P. Morgan Access Multi-Strategy Fund LLC

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

The Directors also considered that the Investment Manager, an affiliate of the Sub-Advisor, earns fees from the Fund for providing administrative services. These fees were shown separately in the profitability analysis presented to the Directors. The Directors also considered the fees that may be paid to JPMorgan Chase Bank, N.A., J.P. Morgan Institutional Investments Inc., J.P. Morgan Securities LLC, J.P. Morgan Trust Company, N.A., and JPMorgan Distribution Services, Inc. for various services.

Fall-Out Benefits

The Directors reviewed information regarding potential “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Directors also reviewed the Investment Manager’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Investment Manager.

Economies of Scale

The Directors considered the extent to which the Fund may benefit from economies of scale. The Directors considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Investment Manager as assets increase. The Directors considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception and that the fees remain competitive with peer funds. The Directors also considered that the Investment Manager has added or enhanced services to the Fund over time, noting the Investment Manager’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Directors concluded that the current fee structure was reasonable in light of the Fee Caps that the Investment Manager has in place that serve to limit the overall net expense ratios of the Fund at competitive levels. The Directors concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Investment Manager’s reinvestment in its operations to serve the Fund and its shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Directors noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Directors in determining the reasonableness of the proposed management fees. The Directors considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Investment Manager’s Other Clients

The Directors received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Investment Manager, including institutional separate accounts and/or funds sub-advised by the Investment Manager, for investment management styles substantially similar to that of the Fund. The Directors considered the complexity of investment management for registered funds relative to the Investment Manager’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Directors considered that serving as an adviser to a registered fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Investment Manager to the Fund. The Directors also noted that the adviser, not the fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Directors concluded that the fee rates charged to the Fund in comparison to those charged to the Investment Manager’s other clients were reasonable.

J.P. Morgan Access Multi-Strategy Fund LLC

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

Investment Performance

The Directors received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge/Lipper. The Directors considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Directors reviewed a description of Broadridge/Lipper’s methodology for selecting funds in the Fund’s Peer Group and Universe. As part of this review, the Directors also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Investment Manager, Sub-Advisor, and/or independent consultant, and also considered the special analysis prepared by the Directors’ independent consultant. The Directors also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Directors as part of their review and the determinations made by the Directors with respect to the Fund’s performance are summarized below:

The Directors noted that, based upon the Universe, the Fund’s performance was in the fourth, fifth and fourth quintiles for the one-, three- and five-year periods ended December 31, 2017, respectively. The Directors discussed the performance and investment strategy of the Fund with the Investment Manager and/or Sub-Advisor, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Directors concluded that the Fund’s performance was satisfactory under the circumstances. The Directors requested, however, that the Adviser and/or Sub-Adviser provide additional Fund performance information to be reviewed with the members of the Board’s money market and alternative products committee at each of its regularly scheduled meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Directors considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Investment Manager and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Directors also considered the fees paid by the Investment Manager to the Sub-Advisor out of the advisory fee. The Directors recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Directors also reviewed information about other expenses and the expense ratios for the Fund. The Directors considered the Fee Caps currently in place for the Fund, the net advisory fee rate after taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Directors, additional waivers and/or reimbursements. The Directors also considered the fees paid by the Investment Manager to the Sub-Advisor out of the advisory fee. The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Directors’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:

The Directors noted that the Fund’s net advisory fee was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Directors concluded that the advisory fee paid by the Fund to the Investment Manager and by the Investment Manager to the Sub-Advisor was satisfactory in light of the services provided to the Fund.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

The Fund’s Forms N-Q are available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-212-648-1953 and on the Commission’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    J.P. Morgan Access Multi-Strategy Fund, L.L.C.

By (Signature and Title)	/s/ Brian S. Shlissel
Brian S. Shlissel, Principal Executive Officer
(principal executive officer)

Date    12/06/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian S. Shlissel
Brian S. Shlissel, Principal Executive Officer
(principal executive officer)

Date    12/06/2018

By (Signature and Title)	/s/ Timothy J. Clemens
Timothy J. Clemens, Principal Financial Officer
(principal financial officer)

Date    12/06/2018

* Print the name and title of each signing officer under his or her signature.